CONSOLIDATED FINANCIAL STATEMENTS - Acquisition of subsidiary (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Nov. 30, 2020	Dec. 31, 2019
Acquisition of subsidiary
Cash and cash equivalents	R$ 4,617,204	R$ 2,475,863		R$ 4,160,654		R$ 2,641,652
Trade accounts receivable - net		4,999,004		5,414,075
Other current assets		789,901		679,193
Property, plant and equipment	17,252,915	20,422,734		18,741,786
Current liabilities		(13,462,581)		(14,036,814)
Non-current liabilities		(14,037,878)		(16,962,150)
Non-controlling interest		R$ (181,999)		R$ (211,367)
SILAT
Acquisition of subsidiary
Percentage of equity interest acquired (as a percent)			3.65%
Cash and cash equivalents					R$ 33,419
Cash and cash equivalents, Fair value of the acquisition					33,419
Trade accounts receivable - net					13,190
Trade accounts receivable - net, Fair value of the acquisition					13,190
Inventories					24,160
Inventories, Fair value of the acquisition					24,160
Other current assets					11,091
Other current assets, Fair value of the acquisition					11,091
Property, plant and equipment					233,541
Property, plant and equipment, Acquisition Adjustments					253,216
Property, plant and equipment, Fair value of the acquisition					486,757
Other non-current assets					34,410
Other non-current assets, Fair value of the acquisition					34,410
Current liabilities					(26,638)
Current liabilities, Fair value of the acquisition					(26,638)
Non-current liabilities					(359)
Non-current liabilities, Acquisition Adjustments					(86,093)
Non-current liabilities, Fair value of the acquisition					(86,452)
Non-controlling interest					(5,395)
Non-controlling Interest, Acquisition Adjustments					(6,100)
Non-controlling interest, Fair value of the acquisition					(11,495)
Assets (Liabilities), Acquisition Adjustments					161,023
Assets (Liabilities), Fair value upon acquisition					478,442
Bargain Purchase, Acquisition Adjustments					(2,481)
Bargain Purchase, Fair Value of the Acquisition					(2,481)
Net assets					317,419
Net assets, Acquisition Adjustments					158,542
Net assets, Fair value of the acquisition					R$ 475,961
Gain recognized in other operating income in a bargain purchase transaction	R$ 2,481
Gerdau Acos Longos S.A. | SILAT
Acquisition of subsidiary
Percentage of equity interest acquired (as a percent)					96.35%
Net assets, Fair value of the acquisition					R$ 475,961